ALTEGRIS/AACA REAL ESTATE LONG SHORT FUND

Class A	Ticker: RAAAX
Class C	Ticker: RAACX
Class I	Ticker: RAAIX
Class N	Ticker: RAANX

(a series of Northern Lights Fund Trust)

Supplement dated August 29, 2016 to the Prospectus dated April 29, 2016

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Please be advised that effective September 8, 2016, the name of the Altegris/AACA Real Estate Long Short Fund will be changed to Altegris/AACA Opportunistic Real Estate Fund. Consequently, all references to Altegris/AACA Real Estate Long Short Fund in the Fund's Prospectus and Statement of Additional Information are deleted and replaced with Altegris/AACA Opportunistic Real Estate Fund. The principal investment strategies and principal investment risks for the Fund have not changed.

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The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), both dated April 29, 2016. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.